Convertible Preferred Stock and Stockholders' Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Convertible Preferred Stock And Stockholders Deficit [Abstract]
Convertible Preferred Stock and Stockholders' Deficit
Note 10 Convertible Preferred Stock and Stockholders’ Deficit
The number of authorized, issued and outstanding stock, liquidation value, and carrying value as of September 30, 2021 and December 31, 2020, were as follows:

	(unaudited)
	As of September 30, 2021
	Authorized Shares	Issued Shares	Outstanding Shares	Liquidation Preference (in thousands)	Carrying Value (in thousands)
Series A Preferred Shares	133,216,940	133,216,940	133,216,940	$130,686	$9,881
Series B-1 Preferred Shares	13,326,050	13,326,050	13,326,050	$50,000	$49,675
Series B-2 Preferred Shares	3,991,610	3,991,610	3,991,610	$11,981	$12,617
Common Stock	290,000,000	105,460,096	102,620,971	$—	$0.1

	As of December 31, 2020
	Authorized Shares	Issued Shares	Outstanding Shares	Liquidation Preference (in thousands)	Carrying Value (in thousands)
Series A Preferred Shares	133,216,940	133,216,940	133,216,940	$130,686	$9,881
Series B-1 Preferred Shares	13,326,050	13,326,050	13,326,050	$50,000	$49,675
Series B-2 Preferred Shares	3,991,610	3,991,610	3,991,610	$11,981	$12,617
Common Stock	290,000,000	103,062,319	100,223,194	$—	$0.1
Convertible Preferred Shares:
Series A Preferred Shares
The Series A Preferred Shares are entitled to stockholder voting rights that equal the number of Common Stock into which the shares of Series A Preferred Shares are convertible, have a non-cumulative
dividend rate of $0.0113, and are convertible at a
1:1
ratio based on a $0.141 per share conversion price, subject to adjustment, at the option of the holder and automatically upon various liquidity events. No dividends have been declared or paid as of either September 30, 2021 or December 31, 2020. The conversion price has not changed during the nine month period ended September 30, 2021.
Series
B-1
Preferred Shares
The Series
B-1
Preferred Shares are entitled to stockholder voting rights that equal the number of Common Stock into which the shares of Series
B-1
Preferred Shares are convertible, have a
non-cumulative
dividend rate of $0.300164, and are convertible at a 1:1 ratio based on a $0.3752050 per share conversion price, subject to adjustment, at the option of the holder and automatically upon various liquidity events. No dividends have been declared or paid as of either September 30, 2021 or December 31, 2020. The conversion price has not changed during the nine month period ended September 30, 2021.
Series
B-2
Preferred Shares
The Series
B-2
Preferred Shares are entitled to stockholder voting rights that equal the number of Common Stock into which the shares of Series A Preferred Shares are convertible, have a non-cumulative
dividend rate of $0.240131, and are convertible at a 1:1 ratio based on a $0.3001640 per share conversion price, subject to adjustment, at the option of the holder and automatically upon various liquidity events. No dividends have been declared or paid as of either September 30, 2021 or December 31, 2020. The conversion price has not changed during the nine month period ended September 30, 2021.

Common Stock:
The Common Stock are entitled to one vote per share and dividends are subject to the discretion of the Company’s Board of Directors. No dividends have been declared or paid as of either September 30, 2021 or December 31, 2020.

Note 13 Convertible Preferred Stock and Stockholders’ Deficit
Convertible Preferred Stock:
Series A Preferred Shares
As of December 31, 2020 and 2019, the Company had 133,216,940 authorized and outstanding Series A Preferred Shares with a par value of $0.000001 per share.
The Company’s Certificate of Incorporation (“Original Certificate”) and convertible preferred stock agreements specify the rights, preferences, and privileges of holders of the Company’s Series A Preferred Shares.
Series A Preferred Shares are entitled to dividends of $0.0113 per share per annum, subject to certain protection adjustments. Dividends are not cumulative and should be payable prior and in preference to any other dividends. No dividend may be declared or paid on any shares of Common Stock or Preferred Stock unless at the same time an equivalent dividend is declared or paid on all outstanding Preferred Stock. No dividends have been declared or paid as of either December 31, 2020 or 2019.
Holders of Series A Preferred Shares can convert at their discretion, their Series A Preferred Shares into Common Stock. The conversion rate was set in October 2017 as 1:1. During August 2019, the conversion rate was amended in the Company’s Amended and Restated Certificate of Incorporation (“Restated Certificate”) by dividing the conversion price of the Series A Preferred Shares ($0.141 per share) by the applicable conversion price ($0.141 per share). Therefore, the conversion rate of 1:1 was not changed as part of the Restated Certificate. The conversion price is subject to adjustments as detailed in the Restated Certificate.
The Company’s Original Certificate stated that the Series A Preferred Shares would automatically convert into Common Stock under certain conditions including an initial public offering of the Company (“Company IPO”) at a price of at least $0.423 per share and gross proceeds of at least $50.0 million. Per the Restated Certificate amended in August 2019, Series A Preferred Shares will automatically convert into Common Stock under certain conditions, including a Company IPO with gross proceeds of at least $75.0 million. Automatic conversion will take place at the conversion rate calculated at the time of the conversion and using the conversion formula described in the preceding paragraph.
The Series A Preferred Shares contain deemed liquidation provisions that allow holders of the Series A Preferred Shares the option to redeem the Series A Preferred Shares for cash or other assets. The stockholders of the Company’s more subordinated equity instruments are not entitled to receive the same form of consideration as holders of the Series A Preferred Shares upon the occurrence of a liquidation event in which the Company does not affect the dissolution of the Company within 90 days after such deemed liquidation event. The preferential, ratable payment is made to preferred stockholders out of available assets determined as the higher of a) $0.141 per Series A Preferred Share, subject to adjustments as stated in the Restated Certificate, and b) amount that would have been payable if all Series A Preferred Shares were converted into Common Stock in accordance with the stated conversion rights. The total liquidation preference of Series A Preferred Shares was $130.7 million at December 31, 2020. The contingent redemption by holders of Series A Preferred Shares upon a deemed liquidation event resulted in mezzanine equity classification (outside of permanent equity) on the Company’s consolidated balance sheets for the years ended December 31, 2020 and 2019.
Series A Preferred Shares are entitled to stockholder voting rights that are equal to the number of Common Stock into which Series A Preferred Shares are convertible. Series A Preferred Shares have special preferred protective voting rights to approve, by majority vote, certain corporate events and changes including merger, consolidation, liquidation, increase in the amount of authorized Preferred Stock or Common Stock shares, and payment of dividends.
The Company determined that none of the embedded features required bifurcation and separate accounting as derivatives under ASC 815. The Company also determined that no beneficial conversion feature existed at the issuance date of the Series A Preferred Shares. However, a contingent beneficial conversion feature existed related to the conversion upon deemed liquidation events and the adjustment to the conversion price for dilution and other events. A contingent beneficial conversion feature is not recognized until the contingency is resolved and the event occurs. There is no current impact to the consolidated financial statements in relation to this contingent beneficial conversion feature as the contingency was not resolved as of December 31, 2020.
Series B-1
Preferred Shares
As of December 31, 2020 and 2019, the Company had 13,326,050 authorized and outstanding Series
B-1
Preferred Shares with a par value of $0.000001 per share. During 2019, the Company issued 13,326,050
Series B-1
Preferred Shares.
The Company’s Certificate of Incorporation and convertible preferred stock agreements specify the rights, preferences, and privileges of holders of the Series
B-1
Preferred Shares.
Series
B-1
Preferred Shares are entitled to dividends of $0.300164 per share per annum, subject to certain protection adjustments. The above dividends are not cumulative and are payable prior and in preference to any other dividends. No dividend may be declared or paid on any shares of Common Stock or convertible Preferred Stock unless at the same time an equivalent dividend is declared or paid on all outstanding convertible Preferred Stock. No dividends have been declared or paid as of December 31, 2020.
Holders of Series
B-1
Preferred Shares can convert at their discretion, their Series
B-1
Preferred Shares into Common Stock. The conversion rate was set in August 2019 in the Company’s Restated Certificate, by dividing the conversion price of the Series
B-1
Preferred Shares ($0.3752050 per share) by the applicable conversion price ($0.3752050 per share). The conversion price is subject to adjustments as detailed in the Restated Certificate. There were no conversions to Common Stock or adjustments to the conversion price during 2019.
Series
B-1
Preferred Shares will automatically convert into Common Stock under certain conditions, including a Company IPO with gross proceeds of at least $75.0 million. Automatic conversion will take place at the conversion rate calculated at the time of the conversion and using the conversion formula described in the preceding paragraph.
The Series
B-1
Preferred Shares contain deemed liquidation provisions that allow holders of the Series
B-1
Preferred Shares the option to redeem the Preferred Stock for cash or other assets. The stockholders of the Company’s more subordinated equity instruments are not entitled to receive the same form of consideration as holders of the Series
B-1
Preferred Shares upon the occurrence of a liquidation event in which the Company does not affect the dissolution of the Company within 90 days after such deemed liquidation event. The preferential, ratable payment is made to preferred stockholders out of available assets determined as the higher of a) $3.752050 per Series
B-1
Preferred Share, subject to adjustments as stated in the Restated Certificate, and b) the amount that would have been payable if all Series
B-1
Preferred Shares were converted into Common Stock in accordance with the stated conversion rights. The total liquidation preference of the Series
B-1
Preferred Shares was $50.0 million at December 31, 2020. The contingent redemption by holders of the Series
B-1
Preferred Shares upon a deemed liquidation event resulted in mezzanine equity classification (outside of permanent equity) on the Company’s consolidated balance sheets for the years ended December 31, 2020 and 2019.
Series
B-1
Preferred Shares are entitled to stockholder voting rights that equal to the number of Common Stock into which the shares of Series
B-1
Preferred Shares are convertible. Series
B-1
Preferred Shares have special preferred protective voting rights to approve, by majority vote, certain corporate events and changes including merger, consolidation, liquidation, increase in the amount of authorized Preferred Stock or Common Stock shares, and payment of dividends.
The Company determined that none of the embedded features required bifurcation and separate accounting as derivatives under ASC 815. The Company also determined that no beneficial conversion feature existed at the issuance date of the Series
B-1
Preferred Shares. However, a contingent beneficial conversion feature existed related to the conversion upon deemed liquidation events and the adjustment to the conversion price for dilution and other events. A contingent beneficial conversion feature is not recognized until the contingency is resolved and the event occurs. There is no current impact to the consolidated financial statements in relation to this contingent beneficial conversion feature as the contingency was not resolved as of December 31, 2020.
Series
B-2
Preferred Shares
As of December 31, 2020 and 2019, the Company had 3,991,610 authorized and outstanding Series
B-2
Preferred Shares with a par value of $0.000001 per share. During 2019, the Company issued 3,991,610 shares of Series
B-2
Preferred Shares as a result of the 2018 Convertible Notes conversion as discussed further in Note 9 Convertible Debt, Net.
The Company’s Certificate of Incorporation and convertible preferred stock agreements specify the rights, preferences, and privileges of holders of the Company’s Series
B-2
Preferred Shares.
Series
B-2
Preferred Shares are entitled to dividends of $0.240131 per share per annum, subject to certain protection adjustments. The above dividends are not cumulative and should be payable prior and in preference to any other dividends. No dividend may be declared or paid on any shares of Common Stock or convertible Preferred Stock unless at the same time an equivalent dividend is declared or paid on all outstanding convertible Preferred Stock. No dividends have been declared or paid as of December 31, 2020.
Holders of Series
B-2
Preferred Shares can convert at their discretion, their Series
B-2
Preferred Shares into Common Stock. The conversion rate was set in August 2019 in the Company’s Restated Certificate, by dividing the conversion price of the Series
B-2
Preferred Shares ($0.3001640 per share) by the applicable conversion price ($0.3001640 per share). The conversion price is subject to adjustments as detailed in the Restated Certificate. There were no conversions to Common Stock or adjustments to the conversion price during 2019.
Series
B-2
Preferred Shares will automatically convert into Common Stock under certain conditions, including a Company IPO with gross proceeds of at least $75.0 million. Automatic conversion will take place at the conversion rate calculated at the time of the conversion and using the conversion formula described in the preceding paragraph.
The Series
B-2
Preferred Shares contain deemed liquidation provisions that allow holders of the Series
B-2
Preferred Shares the option to redeem the Series
B-2
Preferred Shares for cash or other assets. The stockholders of the Company’s more subordinated equity instruments are not entitled to receive the same form of consideration as holders of the Series
B-2
Preferred Shares upon the occurrence of a liquidation event in which the Company does not affect the dissolution of the Company within 90 days after such deemed liquidation event. The preferential, ratable payment is made to preferred stockholders out of available assets determined as the higher of a) $3.00164 per Series
B-2
Preferred Share, subject to adjustments as stated in the Restated Certificate, and b) amount that would have been payable if all Series
B-2
Preferred Shares were converted into Common Stock in accordance with the stated conversion rights. The total liquidation preference of Series
B-2
Preferred Shares was $12.0 million at December 31, 2020. The contingent redemption by holders of the Series
B-2
Preferred Shares upon a deemed liquidation event resulted in mezzanine equity classification (outside of permanent equity) on the Company’s consolidated balance sheets for the years ended December 31, 2020 and 2019.
Series
B-2
Preferred Shares are entitled to stockholder voting rights that equal to the number of shares of Common Stock into which Series
B-2
Preferred Shares are convertible. Series
B-2
Preferred Shares have special preferred protective voting rights to approve, by majority vote, certain corporate events and changes including merger, consolidation, liquidation, increase in the amount of authorized shares of preferred stock or shares of Common Stock, and payment of dividends.
The Company determined that none of the embedded features required bifurcation and separate accounting as derivatives under ASC 815. The Company also determined that no beneficial conversion feature existed at the issuance date of the Series
B-2
Preferred Shares. However, a contingent beneficial conversion feature existed related to the conversion upon deemed liquidation events and the adjustment to the conversion price for dilution and other events. A contingent beneficial conversion feature is not recognized until the contingency is resolved and the event occurs. There is no current impact to the consolidated financial statements in relation to this contingent beneficial conversion feature as the contingency was not resolved as of December 31, 2020.
Common Stock:
As of December 31, 2020 and 2019, the Company had 290,000,000 and 285,000,000 authorized shares of Common Stock with a par value $0.000001 per share, respectively. As of December 31, 2020 and 2019, there were 103,062,319 and 101,391,560 shares of Common Stock issued, respectively. As of December 31, 2020 and 2019, there were 100,223,194 and 99,449,310 shares of Common Stock outstanding, respectively.
The voting, dividend and liquidation rights of the holders of the Common Stock are subject to and qualified by the rights, powers and preferences of the holders of the Preferred Stock. The Company’s Certificate of Incorporation specifies the rights, preferences, and privileges of holders of Common Stock.
Holders of Common Stock are entitled to one vote for each share of Common Stock held. Subject to dividend preferences that apply to the Preferred Stock, the holders of Common Stock are entitled to receive dividends out of funds legally available at the times and in the amounts that the Company’s Board of Directors may determine. Upon the Company’s liquidation, dissolution or winding-up,
the assets legally available for distribution to the Company’s stockholders would be distributable ratably among the holders of the Company’s Common Stock and any participating convertible Preferred Stock outstanding at that time after payment of liquidation preferences on the outstanding shares of the Preferred Stock and payment of other claims of creditors.